Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 11,647	$ (26,638)
Depreciation of property and equipment and intangible assets	3,260	3,570
Loss (gain) on disposal of property and equipment	0	3
Gains on sales of marketable securities	(489)	0
Unrealized exchange gain	(11,296)	0
Grants recognized in other income and income from operations	0	(168)
Remeasurement of acquisition liabilities	5,254	17,633
Interest expenses on debt related to the royalty agreement including related party	259	0
Income tax	5,864	(2,807)
Stock compensation expense	1,593	772
Increase (decrease) in cash from:
Accounts receivable	1,376	2,153
Inventory	1,207	(1,369)
Prepaid expenses and other current assets	(368)	136
Research and development tax credit receivable	(127)	6,462
Accounts payable	1,487	(1,672)
Deferred revenue	2,177	(1,239)
Accrued expenses	(858)	17
Other current liabilities	4,091	213
Other long-term assets and liabilities	198	536
Net cash provided by (used in) operating activities	25,275	(2,398)
Cash flows from investing activities:
Purchases of property and equipment	(234)	(399)
Proceeds from disposal of property and equipment	0	3
Purchase of marketable securities	(26,012)	(27,752)
Proceeds from sales of marketable securities	2,817	357
Net cash provided by (used in) investing activities	(23,429)	(27,791)
Cash flows from financing activities:
Reimbursment of loans	0	(34,288)
Principal payments on capital lease obligations.	(3)	(26)
Earnout payments for acquisition	(323)	0
Cash proceeds from issuance of ordinary shares and warrants	247	114,388
Net cash provided by financing activities	(79)	80,074
Effect of exchange rate changes on cash and cash equivalents	(2,992)	(1,015)
Net increase (decrease) in cash and cash equivalents	(1,225)	48,870
Cash and cash equivalents, beginning of period	39,760	6,635
Cash and cash equivalents, end of period	38,535	55,505
Supplemental disclosures of cash flow information:
Income tax paid	0	39
Interest paid	$ 183	$ 5,602